INCOME TAXES (Details 1)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Income Taxes Details 3
PRC enterprise income tax rate	25.00%	25.00%	25.00%
Effect of income tax difference under different tax jurisdictions	(10.77%)	(10.57%)	(13.00%)
Effect of valuation allowance on deferred income tax assets	6.74%	0.63%	(10.38%)
Effect of expense not deductible for tax purpose	(20.97%)	(15.06%)	(1.64%)
Effective tax rate	0.00%	0.00%	(0.02%)